Segment (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2014	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue by Segment	$ 14,075,000	$ 11,243,000	$ 51,407,544	$ 17,089,549
Operating Income (Loss) by Segment	(2,731,000)	303,000	(6,340,768)	(2,808,457)
Total Assets by Segment	79,894,000	60,690,000	60,690,056	43,316,264
Goodwill by Segment	34,244,000		17,070,000	14,820,852	17,070,000	343,986
Gross Profit by Segment by Region	3,934,000	2,966,000
Interest Expense	3,277,000	1,294,000
Specialty Contracting Services [Member]
Segment Reporting Information [Line Items]
Revenue by Segment		2,029,000	18,224,317	6,513,763
Operating Income (Loss) by Segment		250,000	2,427,369	(699,459)
Total Assets by Segment			21,341,243	16,933,296
Goodwill by Segment	6,596,000		6,596,000
Gross Profit by Segment by Region		1,107,000
Telecommunication Staffing Services [Member]
Segment Reporting Information [Line Items]
Revenue by Segment			33,183,227	10,575,786
Operating Income (Loss) by Segment			1,069,808	820,375
Total Assets by Segment			22,277,926	23,809,382
Applications And Infrastructure [Member]
Segment Reporting Information [Line Items]
Revenue by Segment	3,876,000	2,029,000
Operating Income (Loss) by Segment	577,000	250,000
Total Assets by Segment	18,383,000		21,341,000
Goodwill by Segment	6,596,000		6,596,000
Gross Profit by Segment by Region	1,673,000		1,107,000
Interest Expense	20,000		21,000
Professional Services [Member]
Segment Reporting Information [Line Items]
Revenue by Segment	4,943,000	9,214,000
Operating Income (Loss) by Segment	(476,000)	504,000
Total Assets by Segment	20,159,000		22,278,000
Goodwill by Segment	10,474,000		10,474,000
Gross Profit by Segment by Region	957,000	1,859,000
Interest Expense	1,000	3,000
Cloud And Managed Services [Member]
Segment Reporting Information [Line Items]
Revenue by Segment	5,256,000
Operating Income (Loss) by Segment	(1,175,000)
Total Assets by Segment	38,366,000
Goodwill by Segment	17,174,000
Gross Profit by Segment by Region	1,304,000
Corporate [Member]
Segment Reporting Information [Line Items]
Operating Income (Loss) by Segment	(1,657,000)	(451,000)	(9,837,945)	(2,929,373)
Total Assets by Segment	2,986,000		17,070,887	2,573,586
Interest Expense	3,256,000	1,294,000
Domestic [Member]
Segment Reporting Information [Line Items]
Revenue by Segment			47,328,963	16,202,624
Operating Income (Loss) by Segment			(8,297,354)	(3,023,600)
Domestic [Member] | Specialty Contracting Services [Member]
Segment Reporting Information [Line Items]
Revenue by Segment		2,029,000	15,324,300	6,513,763
Operating Income (Loss) by Segment		250,000	1,509,090	(699,459)
Gross Profit by Segment by Region		1,107,000
Domestic [Member] | Telecommunication Staffing Services [Member]
Segment Reporting Information [Line Items]
Revenue by Segment		8,742,000	32,004,663	9,688,861
Operating Income (Loss) by Segment		428,000	880,695	605,232
Gross Profit by Segment by Region		1,769,000
Domestic [Member] | Applications And Infrastructure [Member]
Segment Reporting Information [Line Items]
Revenue by Segment	3,085,000
Operating Income (Loss) by Segment	288,000
Gross Profit by Segment by Region	1,334,000
Domestic [Member] | Professional Services [Member]
Segment Reporting Information [Line Items]
Revenue by Segment	4,901,000
Operating Income (Loss) by Segment	(480,000)
Gross Profit by Segment by Region	949,000
Domestic [Member] | Cloud And Managed Services [Member]
Segment Reporting Information [Line Items]
Revenue by Segment	5,256,000
Operating Income (Loss) by Segment	(1,175,000)
Gross Profit by Segment by Region	1,304,000
Domestic [Member] | Corporate [Member]
Segment Reporting Information [Line Items]
Operating Income (Loss) by Segment	(1,657,000)	(451,000)	(9,837,945)	(2,929,373)
Foreign [Member]
Segment Reporting Information [Line Items]
Revenue by Segment			4,078,581	886,925
Operating Income (Loss) by Segment			1,107,392	215,143
Foreign [Member] | Specialty Contracting Services [Member]
Segment Reporting Information [Line Items]
Revenue by Segment			2,900,017
Operating Income (Loss) by Segment			918,279
Gross Profit by Segment by Region
Foreign [Member] | Telecommunication Staffing Services [Member]
Segment Reporting Information [Line Items]
Revenue by Segment		472,000	1,178,564	886,925
Operating Income (Loss) by Segment		76,000	189,113	215,143
Gross Profit by Segment by Region		90,000
Foreign [Member] | Applications And Infrastructure [Member]
Segment Reporting Information [Line Items]
Revenue by Segment	791,000
Operating Income (Loss) by Segment	289,000
Gross Profit by Segment by Region	338,000
Foreign [Member] | Professional Services [Member]
Segment Reporting Information [Line Items]
Revenue by Segment	42,000
Operating Income (Loss) by Segment	4,000
Gross Profit by Segment by Region	9,000
Foreign [Member] | Cloud And Managed Services [Member]
Segment Reporting Information [Line Items]
Revenue by Segment
Operating Income (Loss) by Segment
Gross Profit by Segment by Region
Foreign [Member] | Corporate [Member]
Segment Reporting Information [Line Items]
Operating Income (Loss) by Segment				$ 215,143